Basic and Diluted Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Ordinary Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Basic and Diluted Net Loss Per Ordinary Share [Abstract]
Net loss	$ 18,805	$ 15,350
Weighted-average shares used in computing net loss per ordinary share, basic	75,452,040	69,789,717
Weighted-average shares used in computing net loss per ordinary share, diluted	75,452,040	69,789,717
Net loss per ordinary share, basic	$ 0.25	$ 0.22
Net loss per ordinary share, diluted	$ 0.25	$ 0.22